Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000074154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Covenant Growth Fund
C000074155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Covenant Income Fund
C000013702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Covenant Balanced Growth Fund
C000074153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Covenant Balanced Income Fund
Without Sales Load [Member] | C000074154
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%	15.09%	11.72%
Without Sales Load [Member] | C000074155
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%	(0.03%)	1.56%
Without Sales Load [Member] | C000013702
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%	9.01%	7.79%
Without Sales Load [Member] | C000074153
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%	5.17%	5.17%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	15.30%	15.96%	12.96%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.69%	0.23%	1.80%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.69%	0.23%	1.80%
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	11.99%	9.69%	8.67%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.69%	0.23%	1.80%
35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	9.83%	5.75%	5.86%